Cash and Cash Equivalents (Details) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Cash and Cash Equivalents [Abstract]
Number of business days	5 days	5 days	5 days
Credit and debit card receivables from banks	$ 86,300,000	$ 47,900,000	$ 64,000,000
Restricted cash, short-term	57,100,000	0	5,000,000
Restricted cash, long-term	$ 15,100,000	$ 31,400,000	$ 49,200,000